Revenue - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	$ 172,072	$ 175,125
Sales of vehicles and vehicle leasing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	110,860
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	$ 61,212	$ 37,034